Segmental analysis	6 Months Ended
Jun. 30, 2018
Segmental analysis
Segmental analysis

2.Segmental analysis

Lloyds Banking Group provides a wide range of banking and financial services in the UK and in certain locations overseas. The Group Executive Committee (GEC) remains the chief operating decision maker for the Group.

The segmental results and comparatives are presented on an underlying basis, the basis reviewed by the chief operating decision maker. The effects of asset sales, volatile items, the insurance grossing adjustment, liability management, restructuring, payment protection insurance provisions, the amortisation of purchased intangible assets and the unwind of acquisition-related fair value adjustments are excluded in arriving at underlying profit.

Charges in relation to other conduct provisions (now referred to as remediation) are now included in underlying profit. In addition, results in relation to certain assets which are outside the Group’s risk appetite, previously reported as part of Run-off within Other, have been transferred into Retail and into Commercial. Comparatives have been restated accordingly.

The Group’s activities are organised into three financial reporting segments: Retail; Commercial Banking; and Insurance and Wealth. There has been no change to the descriptions of these segments as provided in note 4 to the Group’s financial statements for the year ended 31 December 2017, neither has there been any change to the Group’s segmental accounting for internal segment services or derivatives entered into by units for risk management purposes since 31 December 2017.

		Other	Total
		income,	income,
	Net	net of	net of	Profit		Inter-
	interest	insurance	insurance	(loss)	External	segment
Half-year to 30 June 2018	income	claims	claims	before tax	revenue	revenue
	£m	£m	£m	£m	£m	£m

Underlying basis
Retail	4,514	1,089	5,603	2,164	6,436	(833)
Commercial Banking	1,497	840	2,337	1,166	1,821	516
Insurance and Wealth	60	979	1,039	480	1,202	(163)
Other	273	216	489	424	9	480

Group	6,344	3,124	9,468	4,234	9,468	—

Reconciling items:
Insurance grossing adjustment	(244)	321	77	—
Market volatility and asset sales	54	128	182	34
Amortisation of purchased intangibles	—	—	—	(53)
Restructuring costs	—	—	—	(377)
Fair value unwind and other items	(147)	(9)	(156)	(171)
Payment protection insurance provision	—	—	—	(550)

Group — statutory	6,007	3,564	9,571	3,117

		Other	Total
		income,	income,
	Net	net of	net of	Profit		Inter-
	interest	insurance	insurance	(loss)	External	segment
Half-year to 30 June 2017(1)	income	claims	claims	before tax	revenue	revenue
	£m	£m	£m	£m	£m	£m

Underlying basis
Retail	4,182	1,148	5,330	1,902	6,204	(874)
Commercial Banking	1,488	994	2,482	1,228	1,605	877
Insurance and Wealth	72	939	1,011	429	1,090	(79)
Other	183	267	450	393	374	76

Group	5,925	3,348	9,273	3,952	9,273	—

Reconciling items:
Insurance grossing adjustment	(608)	660	52	—
Market volatility and asset sales	20	96	116	136
Amortisation of purchased intangibles	—	—	—	(38)
Restructuring costs	—	—	—	(321)
Fair value unwind and other items	(135)	(7)	(142)	(135)
Payment protection insurance provision	—	—	—	(700)

Group — statutory	5,202	4,097	9,299	2,894

(1)	Restated, see page 52

		Other	Total
		income,	income,
	Net	net of	net of	Profit		Inter-
	interest	insurance	insurance	(loss)	External	segment
Half-year to 31 December 2017(1)	income	claims	claims	before tax	revenue	revenue
	£m	£m	£m	£m	£m	£m

Underlying basis
Retail	4,524	1,073	5,597	1,868	6,478	(881)
Commercial Banking	1,542	804	2,346	1,003	1,571	775
Insurance and Wealth	61	907	968	470	793	175
Other	268	73	341	335	410	(69)

Group	6,395	2,857	9,252	3,676	9,252	—

Reconciling items:
Insurance grossing adjustment	(572)	696	124	—
Market volatility and asset sales	36	107	143	143
Amortisation of purchased intangibles	—	—	—	(53)
Restructuring costs	—	—	—	(300)
Fair value unwind and other items	(149)	(10)	(159)	(135)
Payment protection insurance provision	—	—	—	(600)

Group — statutory	5,710	3,650	9,360	2,731

(1)	Restated, see page 52

	Segment external		Segment customer		Segment external
	assets		deposits		liabilities
	At 30 June	At 31 Dec	At 30 June	At 31 Dec	At 30 June	At 31 Dec
	2018	2017	2018	2017	2018	2017
	£m	£m	£m	£m	£m	£m

Retail	350,505	350,219	254,608	253,127	262,547	258,612
Commercial Banking	172,322	177,808	148,531	148,313	210,427	224,577
Insurance and Wealth	151,478	151,986	13,599	13,770	157,836	157,824
Other	155,474	132,096	4,871	2,914	150,426	121,953

Total Group	829,779	812,109	421,609	418,124	781,236	762,966